OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS [abstract]
Schedule related to other current assets

As at	December 31, 2022	December 31, 2021
Derivatives	$19	$1,490
Prepaid expenses	11,180	8,060
Investments in equity securities	78	416
Assets held for sale	26	-
Income tax receivable	718	1,713
Other current assets	$12,021	$11,679